SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Operating Lease
Operating lease asset	$ 195,510
Total lease asset	195,510
Operating lease liability – current portion	39,184
Operating lease liability – noncurrent portion	156,070
Total lease liability	$ 195,254